Warrants reserve (Details) - $ / shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Number of warrants, beginning	38,968,037	41,970,074
Weighted average exercise price per share, beginning	$ 0.68	$ 0.72
Weighted average remaining contractual life	1 year 10 months 24 days	2 years 9 months 18 days	3 years 7 months 6 days
Number of warrants, Warrants expired	(2,777,268)	(3,002,037)
Weighted average exercise price per share, Warrants expired	$ 1.50	$ 1.21
Number of warrants, ending	36,190,769	38,968,037	41,970,074
Weighted average exercise price per share, ending	$ 0.62	$ 0.68	$ 0.72